Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Details) - Phantom Share Entitlement Plan [Member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	198,205
Granted, Number | shares	24,715	34,853
Ending Balance, Number | shares	222,920	198,205
Opening Balance , Weighted average grant | $ / shares	$ 12.69
Granted , Weighted average grant | $ / shares	7.85
Ending Balance , Weighted average grant | $ / shares	$ 12.15	$ 12.69